BetaBuilders U.S. Treasury Bond 3-10 Year ETF Expense Example - BetaBuilders U.S. Treasury Bond 3-10 Year ETF - ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51